Revenue Disaggregation	3 Months Ended
Mar. 31, 2026
Revenue Disaggregation
Revenue Disaggregation

4.	Revenue Disaggregation

The Company’s revenues are disaggregated based on major product line and operating segment. For the three months ended March 31, 2026, substantially all of the Company’s revenues were generated from wholesale-concentrate manufacturing activities. The Company generates revenue primarily through bulk concentrate manufacturing, supplying the leading cannabis brands operating in California and New York. Consumer packaged goods (CPG) retail sales were not material in fiscal 2026 and 2025, and the Company intends to expand its CPG retail offering in fiscal 2026. Refer to Note 20 – Segment Information for further disaggregation of revenue by reportable segment.

The following table sets forth disaggregation of net revenue by operating segment for the three months ended March 31, 2026 and 2025:

	Three Months Ended
	March 31, 2026	March 31, 2025
Wholesale concentrates	$8,490,773	$8,380,413
Retail	886,229	1,017,848
Corporate and other	-	-
Total net revenues	$9,377,002	$9,398,261